Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Accounting for goodwill and intangible assets
Goodwill
The carrying value of goodwill is determined in accordance with IFRS 3 Business Combinations and IAS 36 Impairment of Assets.
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays Bank Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGU's fair value if this is higher.
Intangible assets
Intangible assets other than goodwill are accounted for in accordance with IAS 38 Intangible Assets.
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
aExceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.
Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2022	326	1,508	95	1,339	876	4,144
Additions	—	275	—	76	17	368
Disposals[a]	—	(427)	(13)	(12)	(33)	(485)
Exchange and other movements	19	121	9	159	96	404
As at 31 December 2022	345	1,477	91	1,562	956	4,431
Accumulated amortisation and impairment
As at 1 January 2022	(68)	(966)	(52)	(1,207)	(402)	(2,695)
Disposals[a]	—	427	13	12	33	485
Amortisation charge	—	(153)	(6)	(44)	(67)	(270)
Impairment charge	—	—	—	—	—	—
Exchange and other movements	—	(95)	(4)	(143)	(44)	(286)
As at 31 December 2022	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Net book value	277	690	42	180	476	1,665

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2021	324	1,539	106	1,325	457	3,751
Additions[b]	—	195	1	—	405	601
Disposals[a]	—	(148)	(12)	(5)	(2)	(167)
Exchange and other movements	2	(78)	0	19	16	(41)
As at 31 December 2021	326	1,508	95	1,339	876	4,144
Accumulated amortisation and impairment
As at 1 January 2021	(68)	(964)	(55)	(1,158)	(352)	(2,597)
Disposals[a]	—	148	12	5	2	167
Amortisation charge	—	(126)	(6)	(36)	(42)	(210)
Impairment charge	—	(12)	—	—	—	(12)
Exchange and other movements	—	(12)	(3)	(18)	(10)	(43)
As at 31 December 2021	(68)	(966)	(52)	(1,207)	(402)	(2,695)
Net book value	258	542	43	132	474	1,449
Note
a.Disposals pertain to fully amortised assets which are not in use.
b.Additions in 'Licences and other' primarily relate to new and renewed long-term partnership agreements.
Goodwill
Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2022	2021
	£m	£m
Consumer, Cards and Payments	277	258
Total net book value of goodwill	277	258
2022 impairment review
The 2022 impairment review was performed during Q4 2022. A detailed assessment has been performed, with the approach and results of this analysis set out below.
Determining the carrying value of CGUs
The carrying value for each CGU is the sum of the tangible equity, goodwill and intangible asset balances associated with that CGU.
The Barclays Bank Group manages the assets and liabilities of its CGUs with reference to the tangible equity of the respective businesses. That tangible equity is derived from the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU and therefore reflects its relative risk, as well as the level of capital that management considers a market participant would be required to hold and retain to support business growth.
The goodwill held across the Barclays Bank Group has been allocated to the CGU where it originated, based upon historical records. The intangible asset balances are allocated to the CGUs based upon their expected usage of these assets.
Cash flows
The five-year cash flows used in the calculation of value in use are based on the formally agreed medium-term plans approved by the Board. These are prepared using macroeconomic assumptions which management considers reasonable and supportable, and reflect business agreed initiatives for the forecast period.
Discount rates
IAS 36 requires that the discount rate used in a value in use calculation reflects the pre-tax rate an investor would require if they were to choose an investment that would generate similar cash flows to those that the entity expects to generate from the asset. In determining the discount rate, management have in previous years identified the cost of equity associated with market participants that closely resemble the Barclays Bank Group's CGUs and adjusted them for tax to arrive at the pre-tax equivalent rate. This method assumed a static rate of tax that was applicable to the pre-tax cash flows of the CGU. The cost of equity without adjusting for the tax rate has been used as the discount rate in the 2022 impairment assessment and applied to the post tax cash flows of the CGU. This post-tax method incorporates the impact of changing tax rates on the cash flows and is expected to produce the same VIU result as the pre-tax method adjusted for varying tax rates. Using the resultant VIU the equivalent pre-tax discount rates have been calculated. The range of equivalent pre-tax discount rates applicable across the CGUs range from 14.1% to 16.0% (2021: 12.5% to 14.7%).
Terminal growth rate
The terminal growth rate is used to estimate the effect of projecting cash flows to the end of an asset’s useful economic life. It is management’s judgement that the cash flows associated with the CGUs will grow in line with the major economies in which the Barclays Bank Group operates. The UK inflation rate is used as an approximation for the future growth rates. The terminal growth rate used is 2.0% (2021: 2.0%).
Outcome of goodwill and intangibles review
Based on management’s plans and assumptions the value in use exceeds the carrying value of the CGUs and no impairment has been indicated by the 2022 impairment review.
Other intangible assets
Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.